Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Intangible assets	June 30, 2018	December 31, 2017
Acquisition cost (*)	$190,212	$200,610
Accumulated amortization	(76,522)	(73,790)
Write offs	—	(10,398)
Total Intangible assets net book value	$113,690	$116,422

(*)		As of both June 30, 2018 and December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase options for the vessels.

Schedule of aggregate amortization expense

Period
Year One	$5,581
Year Two	5,588
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	84,628
Total	$112,540